Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost, net of accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Computers	3 years
Laboratory equipment	7 years
Machinery and equipment	10 years
Office Equipment	7-14 years
Leasehold Improvements	8 years